Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment (Tables) [Abstract]
Schedule of property plant and equipment
	2013	2012
Land	$46,689	$54,775
Buildings and improvements	2,432,824	2,257,002
Machinery and equipment	3,808,356	3,470,972
Machinery, equipment and rental equipment under capitalized leases	43,239	36,316
Construction in progress	267,653	256,401
	6,598,761	6,075,466
Accumulated depreciation	(3,506,807)	(3,134,863)
Property, plant and equipment, net	$3,091,954	$2,940,603